DISCONTINUED OPERATIONS (Details Narrative) - USD ($) $ in Millions		1 Months Ended
	Apr. 10, 2023	Aug. 28, 2023	Jul. 31, 2023
Cash consideration for the equity interests	$ 11.3	$ 0.7
Health Care [Member]
Cash consideration received for the disposal			$ 11.3
E Commerce [Member]
Cash consideration received for the disposal			$ 0.7